EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 20,764	$ 22,698
Additions	522	684
Disposals and return of capital distributions	(108)	(764)
Share of net (losses) earnings from equity accounted investments	(749)	1,969	$ 947
Distributions received	(618)	(470)
Foreign currency translation	107	127
Reclassification to assets held for sale	121	(189)
Impact of deconsolidation due to loss of control and other	186	50
Other comprehensive income and other	(320)	(1,857)
Equity accounted investments, end of year	19,719	20,764	22,698
Carrying value of joint ventures	19,438	20,428
Other
Reconciliation Of Changes In Investments
Share of net (losses) earnings from equity accounted investments	28	359	$ 409
Carrying value of joint ventures	2,510	2,645
Investments accounted for using equity method | BSREP III
Reconciliation Of Changes In Investments
Impact of deconsolidation due to loss of control and other	$ 0	$ (1,434)